Reverse recapitalization of W Group, private placement, reverse split and migratory merger - Additional Information (Detail) (USD $)	1 Months Ended					12 Months Ended	1 Months Ended
	Apr. 29, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 26, 2011	Dec. 31, 2012 Private Placement Warrants [Member]	Apr. 29, 2011 Reverse acquisition transaction [Member] Shareholder
Business Acquisition [Line Items]
Common stock shares, outstanding	10,000,000	9,216,621	9,078,287	9,064,537
Series A convertible preferred stock, shares issued		0	0	0			95,960.90289
Number of stockholders							3
Assets prior to reverse acquisition transaction, net book value	$ 5,000
Aggregate sale of shares	18,000
Pre-split shares of Common Stock issuable upon exercise of the private placement warrant							24,000,007
Amount of common stock that Preferred stock issued could be converted to	48,000,007
Proceeds before transaction fees	18,000,000
Costs and expenses	5,100,000
Shares issuable upon exercise	3,360,000
Reverse stock split ratio					32
Conversion of preferred stock into common stock, value					$ 1,000
Shares issued for warrants exercised						13,750